Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income for the period	$ 94,104	$ 121,191	$ 61,840
Adjustments to net income for the year
Depreciation expense	3,825	1,783	1,680
Amortization expense	17,379	6,973	6,007
Net financial investment income	(2,345)	(355)	(366)
Unrealized (gains)/losses on long-term investments	(5,322)	(226)	91
Unrealized (gains)/losses on derivative financial instruments	(2,990)	0	0
Contingent consideration adjustments	(12,322)	0	0
Gross obligation under put - unwinding	3,533	0	0
Deferred consideration adjustments	729	0	0
Interest expense on lease liabilities	1,807	1,022	869
Transaction costs allocated – SPAC	315	0	0
IPO expenses accrual	0	270	0
Deferred income taxes expense	1,565	(1,311)	2,245
Current income taxes expense	6,784	1,692	891
Share of equity accounted earnings	2,351	0	0
Share based incentive plan	731	764	0
Other non-cash effects	124	365	(243)
Changes in operating assets and liabilities
Accounts receivable	(23,067)	(62,745)	(22,560)
Projects advances	(2,896)	(2,173)	4,537
Recoverable taxes	(2,423)	(2,570)	(326)
Personnel and related taxes payable	(12,877)	27,596	1,144
Carried interest allocation	868	11,582	0
Deferred consideration payable on acquisition	24,444	2,037	0
Taxes payable and deferred taxes	(8,620)	1,182	185
Payment of income taxes	(621)	(221)	(1,833)
Other assets and liabilities	1,238	1,905	(716)
Payment of placement agent fees	(5,263)	(1,200)	(750)
Net cash provided by operating activities	81,051	107,561	52,695
Cash flows from investing activities
Decrease (increase) in short term investments	108,855	(141,745)	9,511
Decrease (increase) in short-term investment – loan	0	0	13,031
Decrease (increase) in long-term investments	(12,069)	(17,873)	1,629
Investment into SPAC trust account	(236,900)	0	0
Payment of business acquisition payable	(16,437)	0	0
Acquisition of property and equipment	(5,439)	(1,551)	(163)
Acquisition of software and computer programs	(1,273)	(292)	(497)
Acquisition of investments in associates	(7,789)	0	0
Acquisition of subsidiaries, net of cash acquired	(18,295)	(122,767)	0
Net cash provided by/used in investing activities	(189,347)	(284,228)	23,511
Cash flows from financing activities
IPO proceeds	0	302,722	0
IPO transaction costs	0	(3,204)	0
IPO proceeds – SPAC *	230,000	0	0
IPO transaction costs – SPAC	(4,665)	0	0
Dividends paid	(103,329)	(119,788)	(64,481)
Lease payments	(1,652)	(832)	(893)
Interest paid on lease liabilities	(1,807)	(1,007)	(865)
Net cash provided by/used in financing activities	118,547	177,891	(66,239)
Foreign exchange variation on cash and cash equivalents in foreign currencies	1,004	(12)	(35)
Increase in cash and cash equivalents	11,255	1,212	9,932
Cash and cash equivalents at the beginning of the year	15,264	14,052	4,120
Cash and cash equivalents at the end of the year	26,519	15,264	14,052
Non-cash operating and investing activity
Non cash transfer of long term investment with a corresponding decrease in lease liability	0	300	0
Addition of right of use assets	5,009	8,783	137
Accrued placement agent liabilities with a corresponding increase in intangible	0	0	1,250
Dividends declared	0	0	23,259
IPO transaction costs decrease in assets with corresponding decrease in equity	0	624	0
IPO transaction costs accrual increase in liability with corresponding decrease in equity	0	427	0
Changes in interest of subsidiaries	0	385	0
Acquisition of subsidiaries through share issuance	0	184,789	0
Contingent consideration payable on acquisition	9,072	25,775	0
Consideration payable on acquisition	18,156	16,437	0
Gross obligation under put option	73,428	0
VBI
Non-cash operating and investing activity
Gross obligation under put option	65,544	0	0
Igah
Non-cash operating and investing activity
Gross obligation under put option	$ 7,666	$ 0	$ 0